Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables) - Real Estate and Accumulated Depreciation and Depletion (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Gross Carrying Cost of Real Estate at beginning of period	$ 307,473	$ 313,137	$ 292,528	$ 286,671
Additions capitalized during period	5,664	163,879	27,439	6,063
Cost of real estate sold	0	0	(5,011)	0
Other deductions	0	(111)	(7,483)	(206)
Gross Carrying Cost of Real Estate at end of period	313,137	476,905	307,473	292,528
Accumulated Depreciation & Depletion at beginning of period	79,973	81,914	73,480	67,598
Additions charged to cost & expense	1,941	12,448	6,690	5,902
Real estate sold	0	0	0	0
Other deductions	0	(84)	(197)	(20)
Accumulated Depreciation & Depletion at end of period	$ 81,914	$ 94,278	79,973	$ 73,480
BC FRP Realty, LLC
Book value of land contribution			$ 6,828